PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

The following table summarizes the Company’s property and equipment:

	March 31, 2026	December 31, 2025
Office equipment	$239,336	$239,336
Less: Accumulated depreciation	(231,852)	(228,627)
Property and Equipment, Net	$7,484	$10,709

Depreciation expense was $3,225 and $16,091 for the three months ended March 31, 2026, and 2025, respectively.

NOTE 4 – PROPERTY AND EQUIPMENT

The following table summarizes the Company’s property and equipment:

	December 31, 2025	December 31, 2024
Office equipment	$239,336	$235,846
Building and building improvements	-	600,000
Less: Accumulated depreciation	(228,627)	(274,447)
Property and Equipment, Net	$10,709	$561,399

During the year ended December 31, 2025, the Company sold its building to an entity controlled by the Company’s CEO. The sale price was $600,000 and the Company received $100,000 in cash and the buyer forgave $500,000 of related party accrued and unpaid management fees owed to the CEO (see Note 8). The Company recorded a gain on the sale of the building to a related party of $86,250, which is included in the Statement of Operations for the year ended December 31, 2025. After the building was sold to the related party, the Company leased back the building from the same related party in September 2025 for a three-year lease with a monthly lease payment of $5,000 beginning on September 1, 2026, which was accounted for as a sale and leaseback transaction (see Note 12).

Depreciation expense was $40,430 and $68,613 for the years ended December 31, 2025, and 2024, respectively.